STAFF COSTS - The average number of employees is calculated as a full-time equivalent (FTE) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-Executive Board and Committee Remuneration, Short term
Total	$ 790	$ 800	$ 812
Christopher H. Boehringer
Non-Executive Board and Committee Remuneration, Short term
Total	252	276	290
David Weinstein
Non-Executive Board and Committee Remuneration, Short term
Total	198	182	174
Torben Janholt
Non-Executive Board and Committee Remuneration, Short term
Total	170	171	174
Goran Trapp
Non-Executive Board and Committee Remuneration, Short term
Total	$ 170	$ 171	$ 174